NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Depreciation Period, Propert, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Plant, equipment and tooling | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, depreciation period	1 year
Plant, equipment and tooling | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, depreciation period	5 years
General equipment, fixtures and fittings | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, depreciation period	3 years
General equipment, fixtures and fittings | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, depreciation period	10 years
Office equipment and computers | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, depreciation period	3 years
Office equipment and computers | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment, depreciation period	5 years